Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan		12,358,689
2022 Employee Stock Purchase Plan		75,000,000
Amended 2019 Equity Incentive Plan		23,380,173
Awards Outstanding [Member]
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan	1,271,917	1,238,667
2022 Employee Stock Purchase Plan
Amended 2019 Equity Incentive Plan	22,440,250	19,977,366
Awards Available for Grant [Member]
Stock Compensation Expense (Details) - Schedule of Equity Incentive Plan [Line Items]
2022 Omnibus Incentive Plan	11,086,772	11,120,022
2022 Employee Stock Purchase Plan	75,000,000	75,000,000
Amended 2019 Equity Incentive Plan	939,923	3,402,807